Investments in Companies Accounted for at Equity Method (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Investments in Companies Accounted for at Equity Method [Abstract]
Affiliated company	$ 5	$ 27
Joint venture - TSG	26,016	25,683
Total	$ 26,021	$ 25,710